Document and Entity Information	0 Months Ended
Jan. 06, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jan. 06, 2015
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Jan. 06, 2015
Document Effective Date	Jan. 06, 2015
Prospectus Date	Dec. 31, 2014
Villere Balanced Fund | Investor Class
Risk/Return:
Trading Symbol	VILLX